LIQUIDITY AND CAPITAL RESOURCES (Details Narrative)		12 Months Ended
	Jan. 11, 2024 USD ($) shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Subsidiary, Sale of Stock [Line Items]
Loss from operation		$ (6,090,679)	$ (780,855)	$ (1,354,586)	$ (173,665)	$ (1,821,438)
Cash balance		43,112,523		530,206			$ 5,527,247	$ 67,975
Net cash inflow				103,611	$ 13,283
Gross proceeds from offering shares		76,438,222	$ 9,799,772
Positive working capital		$ 54,144,778
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering ordinary shares | shares	2,449,943
Gross proceeds from offering shares	$ 9,799,772